Note 18 - Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Note 18.                 Parent Company Only Financial Statements

The following is condensed financial information of QCR Holdings, Inc. (parent company only):

Condensed Balance Sheets

December 31, 2012 and 2011

Assets	2012	2011

Cash and due from banks	$1,072,434	$3,542,484
Interest-bearing deposits at financial institutions	185,113	183,176
Securities available for sale, at fair value	1,406,876	1,252,658
Investment in bank subsidiaries	182,465,733	181,045,066
Investment in nonbank subsidiaries	1,202,791	2,510,382
Premises and equipment, net	3,318,757	-
Other assets	7,720,933	5,196,321
Total assets	$197,372,637	$193,730,087

Liabilities and Stockholders' Equity
Liabilities:
Other borrowings	$10,077,769	$6,231,663
Junior subordinated debentures	36,085,000	36,085,000
Other liabilities	10,776,047	9,032,260
Total liabilities	56,938,816	51,348,923

Stockholders' Equity:
Preferred stock	54,867	65,090
Common stock	5,039,448	4,879,435
Additional paid-in capital	78,912,791	89,702,533
Retained earnings	53,326,542	44,585,902
Accumulated other comprehensive income	4,706,683	4,754,714
Treasury stock	(1,606,510)	(1,606,510)
Total stockholders' equity	140,433,821	142,381,164
Total liabilities and stockholders' equity	$197,372,637	$193,730,087

Condensed Statements of Income

Years Ended December 31, 2012, 2011, and 2010

	2012	2011	2010

Total interest income	$57,136	$62,521	$43,157
Equity in net income of bank subsidiaries	17,206,086	14,449,843	11,223,115
Equity in net income of nonbank subsidiaries	168,934	174,058	199,285
Other *	657,733	129,773	46,030
Total income	18,089,889	14,816,195	11,511,587

Interest expense	1,408,948	1,562,323	2,296,446
Salaries and employee benefits	4,717,609	4,078,474	3,153,062
Professional fees	988,306	1,103,910	1,192,225
Other-than-temporary impairment losses on securities	62,400	118,847	-
Other	760,618	783,460	743,859
Total expenses	7,937,881	7,647,014	7,385,592

Income before income tax benefit	10,152,008	7,169,181	4,125,995

Income tax benefit	2,465,759	2,522,467	2,460,684
Net income	$12,617,767	$9,691,648	$6,586,679

*For the year ended December 31, 2012, includes pre-tax gain of approximately $580 thousand on the sale of a 2.25% equity interest in a company providing data processing services to merchant credit card acquiring businesses.

Condensed Statements of Cash Flows

Years Ended December 31, 2012, 2011, and 2010

	2012	2011	2010
Cash Flows from Operating Activities:
Net income	$12,617,767	$9,691,648	$6,586,679
Adjustments to reconcile net income to net cash provided by operating activities:
Distributions in excess of (less than) earnings of:
Bank subsidiaries	(3,706,086)	(4,449,843)	(4,573,115)
Nonbank subsidiaries	(132,911)	133,951	(141,234)
Depreciation	-	54	590
Other-than-temporary impairment losses on securities	62,400	118,847	-
Stock-based compensation expense	849,760	646,419	533,271
Increase in other assets	(437,827)	(65,205)	(2,935,064)
Increase in other liabilities	1,930,733	658,610	926,645
Net cash provided by operating activities	11,183,836	6,734,481	397,772

Cash Flows from Investing Activities:
Net increase in interest-bearing deposits at financial instituions	(1,937)	(1,227)	(940)
Purchase of securities available for sale	(53,501)	(58,149)	(27,980)
Capital infusion, bank subsidiaries	-	(1,693,679)	(2,700,000)
Increase in cash from dissolution of VPHC	99,645	-	-
Net cash provided by (used in) investing activities	44,207	(1,753,055)	(2,728,920)
Cash Flows from Financing Activities:
Net increase (decrease) in other borrowings	2,008,099	1,107,630	(2,491,727)
Proceeds from issuance of Series A Subordinated Notes and detachable warrants to purchase 54,000 shares of common stock	-	-	2,700,000
Payment of cash dividends on common and preferred stock	(4,088,949)	(3,712,493)	(4,052,089)
Redemption of 10,223 shares of Series F Noncumulative Perpetual Preferred Stock, net	(10,223,000)	-	-
Proceeds from issuance of 40,090 shares of Series F Noncumulative Perpetual Preferred Stock, net	-	39,996,922	-
Redemption of Series D Cumulative Perpetual Preferred Stock, net	-	(38,237,000)	-
Repurchase of 521,888 shares of common stock warrants issued in conjunction with Series D Cumulative Perpetual Preferred Stock	-	(1,100,000)	-
Proceeds from issuance of Series E Noncumulative Convertible Perpetual Preferred Stock, net	-	-	3,187,233
Proceeds from issuance of common stock, net	994,174	477,339	261,547
Purchase of noncontrolling interests	(2,388,417)	-	(149,032)
Net cash used in financing activities	(13,698,093)	(1,467,602)	(544,068)

Net increase (decrease) in cash and due from banks	(2,470,050)	3,513,824	(2,875,216)

Cash and due from banks:
Beginning	3,542,484	28,660	2,903,876
Ending	$1,072,434	$3,542,484	$28,660

Supplemental Schedule of Noncash Investing Activities:
Dissolution of VPHC (see Note 1)

Assets acquired:
Cash	$99,645	$-	$-
Premises	3,318,757	-	-
Other assets	12,473	-	-
Total assets	3,430,875	-	-
Liabilities assumed:
Other borrowings	1,838,007	-	-
Other liabilities	14,461	-	-
Total liabilities	1,852,468	-	-
Net	1,578,407	-	-